COLLABORATION AND LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2025
License and collaboration agreements [Abstract]
COLLABORATION AND LICENSE AGREEMENTS
3. COLLABORATION AND LICENSE AGREEMENTS
Johnson & Johnson Collaboration
In April 2024, the Company entered into a
two-year
collaboration agreement (the “J&J Collaboration Agreement”) with Johnson & Johnson, through its wholly owned subsidiary, Momenta Pharmaceuticals, Inc. (“J&J”) to facilitate the advancement of research into products to address unmet needs relating to FNAIT.

In April 2025, the Company announced that RLYB212 Phase 2 PK results did not achieve target concentrations, including the minimum target concentration required for efficacy, and that the Company would discontinue its RLYB212 program for the prevention of FNAIT. The Company will continue to follow any previously screened Phase 2 participant who was also eligible to enroll in the multinational FNAIT natural history study, in accordance with the study’s protocol.
Pursuant to the J&J Collaboration Agreement, the Company received an upfront payment of $0.5 million from J&J for the information dissemination and data provision services under the agreement. The J&J Collaboration Agreement provides that the Company is eligible for payments upon the achievement of certain screening-related events, however, the Company has discontinued screening and enrollment in both the FNAIT natural history study and the RLYB212 Phase 2 clinical trial.
The Company evaluated the agreement and determined it was within the scope of ASC 606. The Company determined there were performance obligations as follows:
(1) Data collection & submission revenue – derived from Rallybio’s ongoing management of the studies including the maintenance of a minimum site footprint, the license to utilize, and timely, semi-annual submission of the anonymized data, in the required formats.
(2) Dissemination of J&J materials & participant revenue – derived from Rallybio’s dissemination of content, information or materials related to the
J&J-Sponsored
Studies that are developed by J&J and are provided by Rallybio for the purpose of disseminating such content, information, or materials to staff at Rallybio study sites to provide to potential eligible participants regarding J&J’s independent study.
In April 2024, the Company also entered into a securities purchase agreement (the “JJDC Securities Purchase Agreement”) with Johnson & Johnson Innovation – JJDC, Inc. (“JJDC”). Under the terms of the JJDC Securities Purchase Agreement, JJDC made an equity investment purchasing 454,545 shares of common stock with a par value of $0.0001 per share for a share purchase price of $14.56 per share which includes a 10% premium for an aggregate purchase price of $6.6 million. The JJDC Securities Purchase Agreement contains provisions related to the registration of the shares and the restriction on the sale or transfer of the shares for a period of time. The Company determined the J&J Collaboration Agreement and the JJDC Securities Purchase Agreement represented combined agreements. In accordance with ASC 606 and ASC 820, total consideration of $1.2 million for the shares of common stock from the JJDC Securities Purchase Agreement, which represents the premium of $0.7 million and discount for lack of marketability of $0.5 million, has been allocated to revenue and will be recognized over the two year expected performance period.
The Company valued the common stock issued to JJDC, in connection with the JJDC Securities Purchase Agreement at fair value. The resulting fair value of $5.4 million was determined by applying the discount due to lack of marketability during the registration and lock-up
period to the public trading price of the common stock, which is a Level 1 input, on the date of sale. The Company determined the value of the lack of marketability during the registration and lock-up
period by utilizing put option models, which are considered Level 3 inputs. Such option models included the Company’s historical volatility of 113.2% and the risk-free rate of 5.28% based on U.S. Treasury bond rates, as key inputs.
The Company recognized $0.8 million and $0.6 million, respectively, in revenue during the years ended December 31, 2025 and 2024, related to data collection and data submission with the identified performance obligations, and the premium and discount allocated to revenue from the sale of the common stock to JJDC. The remaining revenue is included in deferred revenue on the Company’s consolidated balance sheets as of December 31, 2025, and will be recognized as the performance obligations are satisfied.
The Company determined that the J&J Collaboration Agreement is not in the scope of ASC 808,
Collaborative Arrangements
.

Asset Acquisition
In May 2022, we obtained worldwide exclusive rights to RLYB331, with Kymab Limited (“Sanofi”) a preclinical antibody. In 2024, we re-engineered
RLYB331 to extend its half-life and renamed the program RLYB332. We believe RLYB332 has the potential to address a significant unmet need for patients with severe anemias with ineffective erythropoiesis and iron overload, including beta thalassemia and a subset of lower risk myelodysplastic syndromes (“MDS”). Under the terms of the license agreement, we made an upfront payment to Sanofi of $3.0 million in the second quarter of 2022 for the exclusive license to KY1066. We could also be required to pay up to an aggregate of $43.0 million in development and regulatory milestones and up to an aggregate of $150.0 million in commercial milestones for a product in its first indication, plus tiered low-to-mid
double digit percentages of such milestone amounts for up to three additional indications, and mid to high single digit royalties on net sales.
The license was accounted for as an asset acquisition as substantially all of the fair value of the asset acquired was concentrated in a single asset and thus the acquisition was deemed not to be a business combination. The acquired license rights represent an IPR&D asset that was determined to have no alternative future use. Accordingly, the Company recorded an IPR&D charge of $3.1 million to research and development expense, including transaction costs associated with this asset acquisition of $0.1 million, in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022. The Company did not record an IPR&D charge for the years ending December 31, 2025 and 2024 and did not achieve any milestones related to the terms of the license agreement.
AbCellera Collaboration
In December 2022, the Company entered into a multi-year, multi-target collaboration with AbCellera Biologics (“AbCellera”) to discover, develop, and commercialize novel antibody-based therapeutics for rare diseases. Under the terms of the agreement, AbCellera and Rallybio will co-develop
and share the development costs of up to five rare disease therapeutic targets, which will be chosen together by both companies. At the point one party in the collaboration opts-out
of future
co-development
cost sharing, that party will be entitled to a share of future profit sharing from commercialization of the collaboration target, dependent on the proportion of their co-development
contributions compared to the total development costs of a target as defined within the agreement. The agreement also has defined profit sharing floors that correspond to the stage of development at the time a collaboration party opts-out
of
co-developing
a target.
The Company concluded that the agreement with AbCellera will be accounted under the scope of ASC 808 as both parties will actively participate in joint operating activities and are exposed to significant risks and rewards that depend on the commercial success of those activities. Under ASC 808, certain transactions between collaborative arrangement participants should follow the accounting for revenue under ASC 606 when the collaborative arrangement participant is a customer.
The Company determined that
co-development
arrangement as defined in our agreement with AbCellera does not meet the definition of a customer as defined by ASC 606. As a result, these activities will be accounted for as research and development costs. Payments due because of the co-development
will be recorded as research and development expense in the period such expenses are incurred and for payments owed to us from our collaboration partner for the reimbursement of research and development costs will be recorded as a contra-research and development expense in the period such expenses are incurred. Costs related to the AbCellera collaboration were $0.4 million for the year ended December 31, 2024. There were no costs related to the AbCellera collaboration for the year ended December 31, 2025.